UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2011

1.837325.105

VIGC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	$ 471,000	$ 519,873
5.875% 1/15/36	5,675,000	5,932,759
		6,452,632
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,032,461
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,298,222
5.7% 5/15/18	2,400,000	2,776,702
6.4% 3/1/40	2,884,000	3,364,893
6.45% 3/15/37	1,410,000	1,625,923
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,654,310
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,788,347
6.35% 6/1/40	2,421,000	2,848,626
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,263,131
5.15% 4/30/20	3,234,000	3,551,055
6.4% 4/30/40	3,340,000	3,903,896
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,321,202
News America, Inc.:
6.15% 3/1/37	1,745,000	1,868,703
6.15% 2/15/41	2,132,000	2,260,858
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,743,208
6.2% 7/1/13	7,000,000	7,562,667
6.75% 7/1/18	4,425,000	5,154,581
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,236,654
6.5% 11/15/36	2,337,000	2,659,200
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,330,806
6.75% 10/5/37	935,000	1,105,555
		64,351,000
TOTAL CONSUMER DISCRETIONARY		70,803,632
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,797,496
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,371,396
		4,168,892
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4.125% 5/15/21	1,327,000	1,383,246

	Principal Amount	Value
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	$ 3,528,000	$ 3,957,294
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,630,210
6.125% 2/1/18	3,684,000	4,328,641
6.5% 8/11/17	3,514,000	4,172,756
		17,088,901
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	5,903,201
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,081,359
5.65% 5/16/18	2,751,000	3,254,262
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,333,097
		15,571,919
TOTAL CONSUMER STAPLES		38,212,958
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (b)	3,739,000	3,721,516
5.35% 3/15/20 (b)	3,724,000	3,928,448
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	3,955,984
5% 10/1/21	917,000	919,966
		12,525,914
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Co. 6.2% 3/15/40	231,000	241,078
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,711,593
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	6,496,363
ConocoPhillips 5.75% 2/1/19	3,900,000	4,668,433
Duke Capital LLC 6.25% 2/15/13	855,000	903,907
Duke Energy Field Services 6.45% 11/3/36 (b)	2,477,000	2,711,921
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,748,711
Enbridge Energy Partners LP 4.2% 9/15/21	3,806,000	3,769,615
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	350,486
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,200,000	4,289,229
Marathon Petroleum Corp. 5.125% 3/1/21 (b)	2,187,000	2,280,730
Motiva Enterprises LLC 5.75% 1/15/20 (b)	1,496,000	1,734,952
Nakilat, Inc. 6.067% 12/31/33 (b)	1,808,000	1,952,640
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,298,992
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 1,894,000	$ 1,931,848
NGPL PipeCo LLC 6.514% 12/15/12 (b)	2,360,000	2,456,512
Pemex Project Funding Master Trust 0.9294% 12/3/12 (b)(h)	410,000	405,900
Petro-Canada:
6.05% 5/15/18	1,480,000	1,720,963
6.8% 5/15/38	3,485,000	4,224,740
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,583,104
5.75% 1/20/20	5,908,000	6,132,504
7.875% 3/15/19	4,277,000	4,966,239
Petroleos Mexicanos 5.5% 1/21/21 (b)	3,601,000	3,781,050
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,158,000	2,272,074
5% 2/1/21	1,191,000	1,257,310
6.125% 1/15/17	1,250,000	1,407,885
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	2,009,000	2,059,225
5.5% 9/30/14 (b)	2,808,000	3,039,660
5.832% 9/30/16 (b)	1,842,525	1,987,716
6.332% 9/30/27 (b)	2,415,000	2,707,239
6.75% 9/30/19 (b)	1,838,000	2,184,923
Schlumberger Investment SA 3.3% 9/14/21 (b)	2,428,000	2,434,310
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	666,441
4.6% 6/15/21	873,000	894,294
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,445,921
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	714,695
Western Gas Partners LP 5.375% 6/1/21	3,820,000	3,832,568
		106,265,771
TOTAL ENERGY		118,791,685
FINANCIALS - 11.6%
Capital Markets - 1.9%
Bear Stearns Companies, Inc. 5.3% 10/30/15	4,375,000	4,725,801
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,234,412
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,186,000	5,080,206
5.25% 7/27/21	1,823,000	1,801,006

	Principal Amount	Value
5.625% 1/15/17	$ 3,000,000	$ 2,912,160
5.95% 1/18/18	755,000	778,071
6.15% 4/1/18	5,954,000	6,176,233
6.75% 10/1/37	3,421,000	3,135,873
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,127,278
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	7,015,671
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,571,203
7.125% 5/15/15	5,585,000	6,171,459
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,820,000	1,803,806
6.4% 8/28/17	1,989,000	1,929,821
Morgan Stanley:
4% 7/24/15	3,743,000	3,530,008
4.75% 4/1/14	2,554,000	2,428,006
5.5% 7/28/21	3,501,000	3,247,374
5.95% 12/28/17	2,100,000	2,037,901
6% 5/13/14	2,392,000	2,423,280
6.625% 4/1/18	10,165,000	10,094,272
		73,223,841
Commercial Banks - 2.4%
Bank of America NA 5.3% 3/15/17	6,480,000	5,856,501
Credit Suisse (Guernsey) Ltd. 5.86% (c)(h)	4,785,000	3,756,225
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,206,471
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (b)(h)	280,110	273,107
Discover Bank:
7% 4/15/20	1,891,000	2,006,812
8.7% 11/18/19	6,339,000	7,250,795
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,786,968
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,178,333
8.25% 3/1/38	4,319,000	5,177,937
Fifth Third Bank 4.75% 2/1/15	487,000	512,587
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	2,412,000	2,291,641
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	2,218,806
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,137,872
KeyBank NA:
5.45% 3/3/16	1,618,000	1,740,229
5.8% 7/1/14	2,049,000	2,209,769
6.95% 2/1/28	800,000	939,837
KeyCorp. 5.1% 3/24/21	1,855,000	1,874,542
Korea Development Bank 5.3% 1/17/13	3,805,000	3,949,818
Manufacturers & Traders Trust Co. 1.7458% 4/1/13 (h)	269,000	268,725
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 1,796,000	$ 1,949,202
5% 1/17/17	4,625,000	4,880,665
5.25% 9/4/12	1,200,000	1,228,541
Regions Bank:
6.45% 6/26/37	3,952,000	3,319,680
7.5% 5/15/18	2,383,000	2,356,191
Regions Financial Corp.:
5.75% 6/15/15	814,000	781,440
7.75% 11/10/14	2,367,000	2,361,083
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,534,229
SunTrust Banks, Inc. 3.6% 4/15/16	3,163,000	3,208,832
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,639,443
Wachovia Corp. 4.875% 2/15/14	785,000	816,787
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,448,183
3.676% 6/15/16	1,714,000	1,784,785
3.75% 10/1/14	3,750,000	3,961,628
		90,907,664
Consumer Finance - 0.5%
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,568,558
2.95% 5/9/16	774,000	776,204
3.5% 6/29/15	799,000	825,759
5.625% 5/1/18	9,700,000	10,615,069
6.375% 11/15/67 (h)	4,000,000	3,760,000
		18,545,590
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	12,290,000	11,535,050
BP Capital Markets PLC:
3.125% 10/1/15	3,694,000	3,819,079
4.742% 3/11/21	3,000,000	3,297,348
Capital One Capital V 10.25% 8/15/39	1,378,000	1,398,670
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,831,310
4.75% 5/19/15	10,152,000	10,408,358
5.5% 4/11/13	1,390,000	1,430,749
6.125% 5/15/18	2,692,000	2,890,441
6.5% 8/19/13	8,073,000	8,496,082
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,175,464
6.3% 4/23/19	3,920,000	4,439,949
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,844,000	3,773,793
5.35% 4/15/12 (b)	1,700,000	1,705,272
5.5% 1/15/14 (b)	2,405,000	2,422,566

	Principal Amount	Value
TECO Finance, Inc.:
4% 3/15/16	$ 1,075,000	$ 1,133,930
5.15% 3/15/20	1,545,000	1,699,231
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	3,716,000	3,270,080
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(h)	500,000	495,605
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	1,016,000	878,840
		71,101,817
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14	2,709,000	3,022,862
American International Group, Inc. 4.875% 9/15/16	4,224,000	4,052,163
Aon Corp.:
3.125% 5/27/16	3,681,000	3,684,387
3.5% 9/30/15	1,538,000	1,588,142
5% 9/30/20	1,402,000	1,521,386
6.25% 9/30/40	1,150,000	1,372,385
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	447,953
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	3,810,000	3,624,857
Lincoln National Corp. 7% 5/17/66 (h)	4,799,000	4,127,140
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,391,861
MetLife, Inc.:
2.375% 2/6/14	2,161,000	2,198,830
4.75% 2/8/21	1,477,000	1,539,275
5.875% 2/6/41	1,140,000	1,262,062
6.75% 6/1/16	3,234,000	3,721,765
Metropolitan Life Global Funding I 5.125% 6/10/14 (b)	2,884,000	3,116,159
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	6,383,399
New York Life Insurance Co. 6.75% 11/15/39 (b)	1,348,000	1,670,624
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,060,000	2,432,186
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,855,592
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	2,297,000	3,091,218
Pacific LifeCorp 6% 2/10/20 (b)	2,514,000	2,690,920
Prudential Financial, Inc.:
7.375% 6/15/19	1,250,000	1,466,424
8.875% 6/15/38 (h)	4,682,000	5,050,708
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	6,708,954
The Chubb Corp. 5.75% 5/15/18	1,895,000	2,231,567
Unum Group 5.625% 9/15/20	2,099,000	2,315,285
		75,568,104
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc. 5.5% 1/15/12	$ 508,000	$ 513,764
Camden Property Trust 5.375% 12/15/13	2,985,000	3,153,378
Developers Diversified Realty Corp.:
4.75% 4/15/18	2,802,000	2,558,492
5.375% 10/15/12	1,764,000	1,773,222
7.5% 4/1/17	1,944,000	2,053,311
Duke Realty LP 4.625% 5/15/13	1,047,000	1,074,399
Equity One, Inc.:
5.375% 10/15/15	455,000	465,591
6% 9/15/17	2,405,000	2,442,908
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,479,979
5.9% 4/1/20	1,046,000	1,136,915
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,210,626
6.25% 6/15/17	4,455,000	4,678,471
UDR, Inc. 5.5% 4/1/14	3,685,000	3,914,045
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	963,251
		27,418,352
Real Estate Management & Development - 2.0%
AMB Property LP 5.9% 8/15/13	2,575,000	2,647,406
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,628,679
6.125% 4/15/20	1,392,000	1,470,045
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	5,070,405
5.75% 4/1/12	1,376,000	1,395,202
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,408,560
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,867,557
5.25% 3/15/21	1,953,000	1,935,892
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,322,752
5.5% 3/1/16	1,270,000	1,311,834
5.95% 2/15/17	928,000	972,809
6.25% 5/15/13	2,913,000	3,042,055
6.5% 1/15/18	2,445,000	2,630,888
ERP Operating LP:
4.75% 7/15/20	2,827,000	2,948,722
5.375% 8/1/16	1,066,000	1,162,177
5.5% 10/1/12	3,560,000	3,695,903
5.75% 6/15/17	5,343,000	5,972,373
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,212,684

	Principal Amount	Value
5.5% 12/15/16	$ 2,290,000	$ 2,496,260
6.625% 10/1/17	2,673,000	2,989,751
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,819,197
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,270,189
Regency Centers LP:
5.875% 6/15/17	1,827,000	1,977,263
6.75% 1/15/12	2,035,000	2,064,155
Simon Property Group LP:
4.2% 2/1/15	1,523,000	1,607,846
5.1% 6/15/15	2,220,000	2,392,836
Tanger Properties LP:
6.125% 6/1/20	3,576,000	4,013,341
6.15% 11/15/15	349,000	389,448
		76,716,229
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.75% 7/12/16	3,985,000	3,627,916
6.5% 8/1/16	3,000,000	2,980,962
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,095,000	3,485,354
		10,094,232
TOTAL FINANCIALS		443,575,829
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,485,728
5.25% 6/15/12	3,016,000	3,096,892
6.25% 6/15/14	1,108,000	1,220,076
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,710,052
		10,512,748
INDUSTRIALS - 0.5%
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,356,055	1,356,055
6.795% 2/2/20	2,140,621	2,044,293
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,824,378	2,803,195
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,028,020	1,017,740
8.36% 1/20/19	4,052,222	4,052,222
		11,273,505
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	$ 7,130,000	$ 7,928,204
TOTAL INDUSTRIALS		19,201,709
MATERIALS - 0.6%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	3,520,000	3,624,203
7.6% 5/15/14	7,213,000	8,195,476
		11,819,679
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (b)	2,675,000	3,108,634
ArcelorMittal SA 3.75% 3/1/16	996,000	916,371
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	3,836,000	3,826,782
United States Steel Corp. 6.65% 6/1/37	1,571,000	1,209,670
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,376,660
		12,438,117
TOTAL MATERIALS		24,257,796
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
6.3% 1/15/38	364,000	417,998
6.8% 5/15/36	10,939,000	13,210,538
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,449,822
6.45% 6/15/21	4,979,000	4,619,755
7.6% 9/15/39	488,000	439,817
Embarq Corp. 7.995% 6/1/36	1,808,000	1,699,585
Sprint Capital Corp. 6.875% 11/15/28	3,000,000	2,227,500
Telefonica Emisiones SAU:
5.462% 2/16/21	2,456,000	2,335,351
5.855% 2/4/13	1,438,000	1,463,757
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,614,229
6.25% 4/1/37	1,380,000	1,658,157
6.9% 4/15/38	2,420,000	3,129,038
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,126,854
		36,392,401
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16	5,411,000	5,232,437
AT&T Wireless Services, Inc. 8.125% 5/1/12	1,130,000	1,175,603

	Principal Amount	Value
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	$ 3,759,000	$ 4,074,324
5.875% 10/1/19	4,711,000	5,306,843
6.35% 3/15/40	1,471,000	1,642,383
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,943,600
Vodafone Group PLC 5% 12/16/13	2,775,000	2,993,626
		22,368,816
TOTAL TELECOMMUNICATION SERVICES		58,761,217
UTILITIES - 2.9%
Electric Utilities - 1.5%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,255,078
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,722,146
AmerenUE 6.4% 6/15/17	3,819,000	4,541,601
Commonwealth Edison Co. 1.625% 1/15/14	4,011,000	4,039,959
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	2,580,000	2,618,161
6.4% 9/15/20 (b)	5,907,000	6,126,764
Edison International 3.75% 9/15/17	2,401,000	2,435,116
EDP Finance BV:
4.9% 10/1/19 (b)	1,100,000	796,033
6% 2/2/18 (b)	1,864,000	1,478,596
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,508,308
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,050,347
6.05% 8/15/21	3,369,000	3,735,921
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,602,163
3.75% 11/15/20	525,000	508,836
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,801,782
Pacific Gas & Electric Co. 3.25% 9/15/21	585,000	579,637
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,316,485
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,570,237
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,608,274
5.625% 1/15/16	2,000,000	2,288,422
Wisconsin Electric Power Co. 2.95% 9/15/21	679,000	678,468
		57,262,334
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (b)	1,182,000	1,185,816
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Exelon Generation Co. LLC 6.2% 10/1/17	$ 6,685,000	$ 7,543,621
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,356,289
6.5% 5/1/18	2,640,000	3,091,348
PSEG Power LLC 2.75% 9/15/16	919,000	915,499
		12,906,757
Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,706,633
Dominion Resources, Inc.:
2.6686% 9/30/66 (h)	9,626,000	8,567,140
6.25% 6/30/12	1,938,000	2,010,960
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	3,019,334
6.5% 9/15/37	1,334,000	1,672,572
National Grid PLC 6.3% 8/1/16	4,181,000	4,809,521
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	4,208,982
5.45% 9/15/20	613,000	665,867
5.95% 6/15/41	3,834,000	4,164,345
6.25% 12/15/40	837,000	948,659
6.4% 3/15/18	2,760,000	3,216,581
San Diego Gas & Electric Co. 3% 8/15/21	992,000	1,003,927
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,426,000	1,424,218
		37,418,739
TOTAL UTILITIES		108,773,646
TOTAL NONCONVERTIBLE BONDS (Cost $842,866,940)		892,891,220
U.S. Government and Government Agency Obligations - 30.9%

U.S. Government Agency Obligations - 1.6%
Fannie Mae:
0.375% 12/28/12	5,510,000	5,532,244
0.5% 8/9/13	12,915,000	12,930,537
0.625% 10/30/14	925,000	923,132
0.75% 2/26/13	1,716,000	1,725,424
0.875% 8/28/14	2,750,000	2,768,389
1.125% 6/27/14	231,000	234,484
1.75% 2/22/13	20,000,000	20,374,540
5% 2/16/12	2,860,000	2,911,208
Freddie Mac:
0.75% 3/28/13	942,000	947,594

	Principal Amount	Value
1% 7/30/14	$ 1,232,000	$ 1,246,604
1% 8/27/14	1,511,000	1,528,281
1.125% 7/27/12	600,000	603,941
1.75% 6/15/12	4,185,000	4,228,574
2.125% 3/23/12	204,000	205,848
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	3,258,227
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	200,000	204,804
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,623,831
U.S. Treasury Inflation Protected Obligations - 4.2%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (e)	27,322,312	34,816,261
2.125% 2/15/41	2,692,528	3,449,023
2.5% 1/15/29	8,417,920	10,774,598
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	39,848,273	43,554,258
1.375% 1/15/20	60,117,837	67,028,306
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		159,622,446
U.S. Treasury Obligations - 25.1%
U.S. Treasury Bonds 4.375% 5/15/41	120,144,000	155,699,415
U.S. Treasury Notes:
0.5% 8/15/14	20,970,000	21,033,959
1% 9/30/16	39,097,000	39,188,487
1.5% 7/31/16	55,062,000	56,580,610
2.125% 8/15/21	17,270,000	17,604,693
2.25% 1/31/15	42,293,000	44,731,445
2.375% 8/31/14	115,000,000	121,504,630
2.375% 9/30/14	60,000,000	63,482,820
2.625% 7/31/14 (e)	245,000,000	260,312,491
3.125% 5/15/21	159,685,000	177,525,008
TOTAL U.S. TREASURY OBLIGATIONS		957,663,558
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,077,485,254)		1,176,909,835
U.S. Government Agency - Mortgage Securities - 41.9%
	Principal Amount	Value
Fannie Mae Mortgage pass-thru certificates - 29.7%
1.734% 9/1/33 (h)	$ 718,074	$ 735,369
1.813% 5/1/34 (h)	1,235,713	1,262,996
1.946% 7/1/35 (h)	46,153	47,914
2.046% 10/1/33 (h)	49,661	51,568
2.175% 3/1/35 (h)	19,670	20,522
2.187% 10/1/33 (h)	1,062,149	1,104,625
2.301% 7/1/34 (h)	58,251	61,047
2.303% 6/1/36 (h)	101,308	105,626
2.457% 3/1/35 (h)	64,242	67,649
2.479% 8/1/36 (h)	1,913,572	2,028,346
2.504% 11/1/36 (h)	1,383,008	1,459,068
2.528% 7/1/35 (h)	123,325	129,792
2.55% 10/1/33 (h)	93,747	99,009
2.55% 2/1/36 (h)	1,288,736	1,359,675
2.592% 5/1/36 (h)	474,215	501,744
2.636% 7/1/37 (h)	242,310	256,204
2.695% 12/1/35 (h)	544,237	574,995
2.697% 5/1/35 (h)	239,299	252,323
2.789% 9/1/36 (h)	1,191,368	1,268,777
3% 10/1/26 (d)	9,000,000	9,271,156
3.5% 9/1/25 to 3/1/41	32,399,190	33,863,868
3.693% 5/1/40 (h)	1,717,514	1,785,923
3.792% 6/1/40 (h)	1,805,530	1,879,900
4% 2/1/35 to 10/1/41	93,623,335	98,378,283
4% 9/1/41	266,739	280,273
4% 10/1/41 (d)	12,000,000	12,581,210
4% 10/1/41 (d)	32,000,000	33,549,894
4% 10/1/41 (d)	91,800,000	96,246,260
4% 10/1/41 (d)	4,400,000	4,613,110
4% 10/1/41 (d)	2,200,000	2,306,555
4% 10/1/41 (d)	2,200,000	2,306,555
4% 10/1/41 (d)	2,200,000	2,306,555
4% 10/1/41 (d)	23,000,000	24,113,987
4% 10/1/41 (d)	6,000,000	6,290,605
4.5% 6/1/24 to 9/1/41	189,111,873	201,596,885
4.5% 10/1/26 (d)	8,800,000	9,369,177
4.5% 10/1/41 (d)	30,500,000	32,361,461
4.5% 10/1/41 (d)	22,000,000	23,342,693
4.5% 10/1/41 (d)	21,000,000	22,281,662
4.5% 10/1/41 (d)	22,000,000	23,342,693
4.5% 10/1/41 (d)	6,000,000	6,366,189
5% 2/1/18 to 6/1/40	105,550,655	113,964,695
5% 10/1/41 (d)	14,000,000	15,058,611
5% 10/1/41 (d)	13,000,000	13,982,996
5% 10/1/41 (d)	13,000,000	13,982,996
5% 10/1/41 (d)	13,000,000	13,982,996
5% 10/1/41 (d)	14,000,000	15,058,611

	Principal Amount	Value
5.5% 11/1/17 to 3/1/39	$ 119,030,793	$ 129,713,671
5.5% 10/1/41 (d)	2,600,000	2,821,989
5.5% 10/1/41 (d)	8,500,000	9,225,734
5.5% 10/1/41 (d)	13,500,000	14,652,637
6% 6/1/14 to 9/1/39	88,323,138	96,979,421
6% 10/1/41 (d)	20,500,000	22,487,493
6.5% 6/1/13 to 2/1/36	5,235,437	5,746,002
7% 3/1/15 to 8/1/32	1,762,526	1,992,028
7.5% 7/1/16 to 11/1/31	1,482,292	1,692,475
8% 1/1/30 to 5/1/30	47,016	54,189
8.5% 3/1/25 to 6/1/25	806	935
TOTAL FANNIE MAE MORTGAGE PASS-THRU CERTIFICATES		1,131,219,622
Freddie Mac - 5.5%
2.142% 4/1/35 (h)	873,728	913,559
2.357% 3/1/36 (h)	183,770	190,552
2.499% 1/1/35 (h)	222,720	231,725
2.921% 11/1/35 (h)	399,064	421,840
2.942% 3/1/33 (h)	17,935	18,924
3.249% 10/1/35 (h)	154,032	164,477
4% 9/1/41	957,300	1,005,050
4% 9/1/41	1,908,200	2,003,380
4% 10/1/41 (d)	1,000,000	1,046,950
4.5% 7/1/25 to 7/1/41	83,057,699	88,069,592
4.5% 10/1/41 (d)	900,000	952,221
4.5% 10/1/41 (d)	13,500,000	14,283,320
5% 9/1/39 to 9/1/40	27,173,368	29,302,550
5% 10/1/41 (d)	1,800,000	1,929,779
5.5% 1/1/38 to 1/1/40	55,919,323	60,529,414
6% 4/1/32 to 8/1/37	6,201,586	6,834,140
7.5% 5/1/17 to 11/1/31	147,685	168,856
8% 7/1/17 to 5/1/27	24,705	28,073
8.5% 3/1/20 to 1/1/28	130,666	150,376
TOTAL FREDDIE MAC		208,244,778
Ginnie Mae - 6.7%
3.5% 1/15/41 to 2/15/41	1,725,901	1,806,249
3.5% 10/1/41 (d)	12,000,000	12,538,502
4% 1/15/25 to 7/15/41	29,321,955	31,436,666
4% 10/1/41 (d)	22,000,000	23,533,052
4% 10/1/41 (d)	5,500,000	5,883,263
4% 10/1/41 (d)	5,500,000	5,883,263
4% 10/1/41 (d)	23,000,000	24,602,737
4.5% 3/15/39 to 4/20/41	65,991,330	71,779,454
5% 3/15/38 to 11/15/40	20,823,770	22,935,521
5% 10/1/41 (d)	16,000,000	17,564,842
5% 10/1/41 (d)	25,500,000	27,993,966
6% 3/15/29 to 11/15/34	6,247,826	7,001,023
6.5% 10/15/34 to 11/15/35	404,928	455,382
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
7% 1/15/28 to 7/15/32	$ 2,935,330	$ 3,358,464
7.5% 4/15/22 to 10/15/28	733,750	838,358
8% 2/15/17 to 9/15/30	92,359	106,134
8.5% 12/15/16 to 3/15/30	12,091	13,682
TOTAL GINNIE MAE		257,730,558
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,574,025,200)		1,597,194,958
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7046% 4/25/35 (h)	492,887	319,752
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9846% 3/25/34 (h)	134	133
Series 2005-HE2 Class M2, 0.6846% 4/25/35 (h)	47,396	45,745
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.729% 6/15/32 (b)(h)	2,669,096	1,387,930
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	1,100,647	1,107,800
Class A4, 3% 10/15/15 (b)	1,600,000	1,640,483
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,450,701
Series 2011-1 Class A4, 2.23% 3/15/16	6,420,000	6,600,965
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (b)	3,400,000	3,485,125
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,198,809
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,783,582
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,668,848
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9346% 12/25/33 (h)	30,452	23,762
Series 2004-R2 Class M3, 0.7846% 4/25/34 (h)	47,022	14,799
Series 2004-R8 Class M9, 4.3596% 9/25/34 (h)	112,116	377

	Principal Amount	Value
Series 2005-R2 Class M1, 0.6846% 4/25/35 (h)	$ 727,000	$ 634,313
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9984% 3/25/34 (h)	16,878	10,896
Series 2004-W11 Class M2, 0.9346% 11/25/34 (h)	198,000	162,677
Series 2004-W7 Class M1, 0.7846% 5/25/34 (h)	209,000	149,567
Series 2006-W4 Class A2C, 0.3946% 5/25/36 (h)	475,892	124,919
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0596% 4/25/34 (h)	928,251	717,239
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (b)	3,100,000	3,171,314
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,250,000	5,251,506
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (h)	493,407	435,740
C-BASS Trust Series 2006-CB7 Class A2, 0.2946% 10/25/36 (h)	511	510
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,784,663
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5346% 7/25/36 (h)	402,000	13,635
Series 2007-RFC1 Class A3, 0.3746% 12/25/36 (h)	635,000	190,185
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,304,061
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,750,708
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4373% 3/25/32 (MGIC Investment Corp. Insured) (h)	40,946	3,571
Series 2004-3 Class M4, 1.2046% 4/25/34 (h)	56,336	27,010
Series 2004-4 Class M2, 1.0296% 6/25/34 (h)	207,174	88,313
Series 2005-3 Class MV1, 0.6546% 8/25/35 (h)	186,996	181,594
Series 2005-AB1 Class A2, 0.4446% 8/25/35 (h)	13,412	13,235
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6556% 5/28/35 (h)	13,702	8,731
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4096% 8/25/34 (h)	$ 102,000	$ 58,204
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0596% 3/25/34 (h)	5,606	1,247
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (b)	5,190,000	5,195,895
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	1,026,376	1,033,829
Class A4, 2.98% 8/15/14	1,800,000	1,852,998
Series 2010-B Class A3, 0.98% 10/15/14	3,550,000	3,559,732
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,602,707
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7246% 1/25/35 (h)	334,000	129,531
Class M4, 0.9146% 1/25/35 (h)	128,000	31,082
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (b)(h)	829,000	414,500
GE Business Loan Trust Series 2003-1 Class A, 0.659% 4/15/31 (b)(h)	82,929	78,748
GSAMP Trust:
Series 2004-AR1:
Class B4, 4.9701% 6/25/34 (b)(h)	143,089	39,986
Class M1, 0.8846% 6/25/34 (h)	772,000	471,922
Series 2007-HE1 Class M1, 0.4846% 3/25/47 (h)	289,000	12,682
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7846% 9/25/46 (b)(h)	538,000	86,080
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5246% 8/25/33 (h)	253,400	199,053
Series 2003-5 Class A2, 0.9346% 12/25/33 (h)	11,595	8,027
Series 2005-5 Class 2A2, 0.4846% 11/25/35 (h)	15,006	14,864
Series 2006-1 Class 2A3, 0.4596% 4/25/36 (h)	211,825	205,620
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5205% 3/20/36 (h)	228,166	190,164
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4246% 1/25/37 (h)	436,000	141,682

	Principal Amount	Value
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	$ 1,197,363	$ 1,204,372
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3646% 11/25/36 (h)	438,000	360,879
Class MV1, 0.4646% 11/25/36 (h)	356,000	228,379
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6902% 12/27/29 (h)	221,808	195,792
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3146% 6/25/34 (h)	31,159	18,960
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4946% 10/25/36 (h)	158,000	5,598
Series 2007-HE1 Class M1, 0.5346% 5/25/37 (h)	249,000	7,482
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2096% 7/25/34 (h)	31,385	21,109
Series 2006-FM1 Class A2B, 0.3446% 4/25/37 (h)	517,045	374,925
Series 2006-OPT1 Class A1A, 0.4946% 6/25/35 (h)	528,304	364,152
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5746% 8/25/34 (h)	20,187	14,755
Series 2004-NC8 Class M6, 1.4846% 9/25/34 (h)	101,780	51,152
Series 2005-NC1 Class M1, 0.6746% 1/25/35 (h)	141,000	88,425
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7446% 9/25/35 (h)	503,000	271,283
Series 2005-D Class M2, 0.7046% 2/25/36 (h)	105,000	19,378
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,157,729
Ocala Funding LLC Series 2006-1A Class A, 1.6305% 3/20/11 (a)(b)(h)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4846% 9/25/34 (h)	188,000	100,821
Class M4, 1.6846% 9/25/34 (h)	241,000	56,255
Series 2005-WCH1:
Class M2, 0.7546% 1/25/36 (h)	1,972,000	1,786,506
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M3, 0.7946% 1/25/36 (h)	$ 168,000	$ 105,588
Class M4, 1.0646% 1/25/36 (h)	520,000	260,932
Series 2005-WHQ2 Class M7, 1.4846% 5/25/35 (h)	1,124,782	8,387
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0346% 4/25/33 (h)	1,796	1,448
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0296% 3/25/35 (h)	499,541	389,852
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3805% 3/20/19 (FGIC Insured) (b)(h)	177,829	169,944
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (h)	448,000	215,799
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9596% 9/25/34 (h)	24,024	12,411
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0946% 9/25/34 (h)	10,148	6,633
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	5,630,000	5,644,988
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (b)(h)	630,180	264,676
TOTAL ASSET-BACKED SECURITIES (Cost $92,560,199)		89,492,051
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 1.3%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8316% 4/10/49 (h)	485,000	147,705
Class C, 5.8316% 4/10/49 (h)	1,290,000	335,076
Class D, 5.8316% 4/10/49 (h)	650,000	82,626
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.7465% 3/25/34 (h)	19,892	16,486
Series 2005-E Class 2A7, 2.8672% 6/25/35 (h)	2,680,000	2,010,422
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7946% 1/25/35 (h)	716,690	535,079
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.8761% 2/25/37 (h)	360,911	312,255

	Principal Amount	Value
Series 2007-A2 Class 2A1, 2.9553% 7/25/37 (h)	$ 196,206	$ 176,415
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2745% 12/10/49 (h)	7,310,000	7,549,395
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2693% 8/25/34 (h)	2,120,142	2,083,734
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7667% 11/25/34 (h)	699,590	608,301
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (b)(h)	863,000	853,528
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4305% 12/20/54 (b)(h)	2,117,000	952,650
Series 2006-2 Class C1, 1.1705% 12/20/54 (h)	1,885,000	848,250
Series 2006-3 Class C2, 0.7305% 12/20/54 (h)	396,000	178,200
Series 2006-4:
Class B1, 0.3205% 12/20/54 (h)	1,059,000	847,200
Class C1, 0.6105% 12/20/54 (h)	647,000	291,150
Class M1, 0.4005% 12/20/54 (h)	279,000	185,535
Series 2007-1:
Class 1C1, 0.8305% 12/20/54 (h)	654,000	294,300
Class 1M1, 0.5305% 12/20/54 (h)	425,000	282,625
Class 2C1, 1.1905% 12/20/54 (h)	298,000	134,100
Class 2M1, 0.7305% 12/20/54 (h)	546,000	363,090
Series 2007-2 Class 2C1, 0.6599% 12/17/54 (h)	757,000	340,650
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7013% 1/20/44 (h)	151,584	91,708
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7266% 4/25/35 (h)	1,005,434	776,933
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	6,230,000	6,450,224
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.4465% 12/25/34 (h)	666,807	561,956
Series 2006-A2 Class 5A1, 2.9027% 11/25/33 (h)	798,264	717,760
Series 2007-A1 Class 1A1, 2.8051% 7/25/35 (h)	1,972,563	1,715,538
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4446% 5/25/47 (h)	$ 309,880	$ 197,922
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4046% 2/25/37 (h)	466,943	305,876
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.419% 6/15/22 (b)(h)	449,000	417,570
Class D, 0.429% 6/15/22 (b)(h)	173,000	159,160
Class E, 0.439% 6/15/22 (b)(h)	276,000	251,160
Class F, 0.469% 6/15/22 (b)(h)	498,000	450,690
Class G, 0.539% 6/15/22 (b)(h)	103,000	90,640
Class H, 0.559% 6/15/22 (b)(h)	207,000	173,880
Class J, 0.599% 6/15/22 (b)(h)	242,000	188,760
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	4,570,000	4,757,804
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5246% 7/25/35 (h)	737,816	560,556
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5346% 3/25/37 (h)	861,000	39,398
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6698% 10/25/35 (h)	1,440,696	1,128,119
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.575% 7/10/35 (b)(h)	253,407	190,511
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	49,438	52,307
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6846% 6/25/33 (b)(h)	69,613	63,797
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	12,789	8,554
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (h)	1,153,000	822,787
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.6982% 6/25/34 (h)	572,761	538,052
Series 2005-AR10 Class 2A2, 2.738% 6/25/35 (h)	2,415,670	2,149,463
Series 2005-AR12:
Class 2A5, 2.7335% 7/25/35 (h)	3,405,446	2,990,951

	Principal Amount	Value
Class 2A6, 2.7335% 7/25/35 (h)	$ 3,190,653	$ 2,764,871
Series 2005-AR3 Class 2A1, 2.7513% 3/25/35 (h)	658,615	574,055
TOTAL PRIVATE SPONSOR		48,619,774
U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,516,672	1,675,439
Series 1999-57 Class PH, 6.5% 12/25/29	1,120,395	1,263,264
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	152,413	164,497
Series 2004-81 Class KD, 4.5% 7/25/18	2,625,000	2,725,943
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	290,487	302,361
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2500 Class TE, 5.5% 9/15/17	3,690,025	3,965,331
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.8237% 6/16/37 (h)(j)	130,760	243,976
TOTAL U.S. GOVERNMENT AGENCY		10,340,811
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,411,837)		58,960,585
Commercial Mortgage Securities - 6.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.1305% 2/14/43 (h)	1,435,000	1,478,327
Class A3, 6.8838% 2/14/43 (h)	1,545,000	1,620,302
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.903% 5/10/45 (h)	1,971,849	2,075,312
Series 2006-5:
Class A2, 5.317% 9/10/47	7,493,620	7,537,031
Class A3, 5.39% 9/10/47	1,985,000	2,052,016
Series 2007-3 Class A3, 5.8009% 6/10/49 (h)	6,100,000	6,380,997
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 853,305	$ 853,617
Series 2007-1 Class A2, 5.381% 1/15/49	1,487,229	1,489,127
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,881,576
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.699% 3/15/22 (b)(h)	217,000	195,300
Class G, 0.759% 3/15/22 (b)(h)	141,000	125,490
Series 2006-BIX1:
Class F, 0.539% 10/15/19 (b)(h)	558,000	517,545
Class G, 0.559% 10/15/19 (b)(h)	380,000	334,400
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.5946% 4/25/34 (b)(h)	458,507	381,028
Class B, 2.1346% 4/25/34 (b)(h)	36,032	20,290
Class M1, 0.7946% 4/25/34 (b)(h)	29,360	20,783
Class M2, 1.4346% 4/25/34 (b)(h)	26,309	18,146
Series 2004-2:
Class A, 0.6646% 8/25/34 (b)(h)	357,963	292,906
Class M1, 0.8146% 8/25/34 (b)(h)	57,813	41,869
Series 2004-3:
Class A1, 0.6046% 1/25/35 (b)(h)	724,853	566,842
Class A2, 0.6546% 1/25/35 (b)(h)	94,353	74,095
Class M1, 0.7346% 1/25/35 (b)(h)	96,573	67,303
Class M2, 1.2346% 1/25/35 (b)(h)	62,439	41,071
Series 2005-2A:
Class A1, 0.5446% 8/25/35 (b)(h)	400,329	308,630
Class M1, 0.6646% 8/25/35 (b)(h)	29,683	17,223
Class M2, 0.7146% 8/25/35 (b)(h)	48,821	26,314
Class M3, 0.7346% 8/25/35 (b)(h)	26,949	14,291

	Principal Amount	Value
Series 2005-3A:
Class A1, 0.5546% 11/25/35 (b)(h)	$ 222,200	$ 168,019
Class A2, 0.6346% 11/25/35 (b)(h)	143,978	109,443
Series 2005-4A:
Class A2, 0.6246% 1/25/36 (b)(h)	783,184	565,424
Class M1, 0.6846% 1/25/36 (b)(h)	163,869	94,414
Class M2, 0.7046% 1/25/36 (b)(h)	49,435	26,283
Class M3, 0.7346% 1/25/36 (b)(h)	71,864	35,440
Series 2006-1 Class A2, 0.5946% 4/25/36 (b)(h)	77,455	57,441
Series 2006-2A:
Class A1, 0.4646% 7/25/36 (b)(h)	777,231	583,604
Class A2, 0.5146% 7/25/36 (b)(h)	70,156	46,294
Class M1, 0.5446% 7/25/36 (b)(h)	73,664	43,120
Class M2, 0.5646% 7/25/36 (b)(h)	52,116	28,003
Class M6, 0.7746% 7/25/36 (b)(h)	53,118	15,820
Series 2006-3A:
Class M5, 0.7146% 10/25/36 (b)(h)	65,714	8,543
Class M6, 0.7946% 10/25/36 (b)(h)	128,329	11,550
Series 2006-4A:
Class A1, 0.4646% 12/25/36 (b)(h)	473,478	325,753
Class A2, 0.5046% 12/25/36 (b)(h)	1,055,233	707,006
Class M1, 0.5246% 12/25/36 (b)(h)	76,466	31,291
Series 2007-1:
Class A2, 0.5046% 3/25/37 (b)(h)	201,614	127,017
Class B3, 3.5846% 3/25/37 (b)(h)	60,246	2,109
Series 2007-2A:
Class A1, 0.5046% 7/25/37 (b)(h)	188,907	130,707
Class A2, 0.5546% 7/25/37 (b)(h)	176,817	100,950
Class B1, 1.8346% 7/25/37 (b)(h)	166,238	12,387
Class B2, 2.4846% 7/25/37 (b)(h)	143,569	6,623
Class B3, 3.5846% 7/25/37 (b)(h)	115,861	3,036
Class M2, 0.6446% 7/25/37 (b)(h)	98,232	21,351
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Class M3, 0.7246% 7/25/37 (b)(h)	$ 98,232	$ 16,396
Class M4, 0.8846% 7/25/37 (b)(h)	207,798	28,354
Class M5, 0.9846% 7/25/37 (b)(h)	185,129	21,185
Class M6, 1.2346% 7/25/37 (b)(h)	230,467	20,473
Series 2007-3:
Class A2, 0.5246% 7/25/37 (b)(h)	292,930	175,296
Class B1, 1.1846% 7/25/37 (b)(h)	135,388	14,423
Class B2, 1.8346% 7/25/37 (b)(h)	473,242	34,041
Class B3, 4.2346% 7/25/37 (b)(h)	113,371	3,765
Class M1, 0.5446% 7/25/37 (b)(h)	120,003	39,522
Class M2, 0.5746% 7/25/37 (b)(h)	126,157	33,428
Class M3, 0.6046% 7/25/37 (b)(h)	275,699	63,372
Class M4, 0.7346% 7/25/37 (b)(h)	435,703	88,508
Class M5, 0.8346% 7/25/37 (b)(h)	163,081	28,227
Class M6, 1.0346% 7/25/37 (b)(h)	123,080	17,347
Series 2007-4A:
Class B1, 2.7846% 9/25/37 (b)(h)	234,710	3,521
Class B2, 3.6846% 9/25/37 (b)(h)	670,135	3,351
Class M4, 1.8346% 9/25/37 (b)(h)	755,927	45,356
Class M5, 1.9846% 9/25/37 (b)(h)	755,927	30,237
Class M6, 2.1846% 9/25/37 (b)(h)	755,927	18,898
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(i)	1,309,077	43,854
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.879% 3/15/19 (b)(h)	151,764	143,984
Class J, 1.079% 3/15/19 (b)(h)	143,000	121,341
Series 2007-BBA8:
Class D, 0.479% 3/15/22 (b)(h)	147,000	134,052

	Principal Amount	Value
Class E, 0.529% 3/15/22 (b)(h)	$ 763,000	$ 690,452
Class F, 0.579% 3/15/22 (b)(h)	468,000	414,609
Class G, 0.629% 3/15/22 (b)(h)	120,000	104,954
Class H, 0.779% 3/15/22 (b)(h)	147,000	125,629
Class J, 0.929% 3/15/22 (b)(h)	147,000	115,339
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,060,043
Series 2007-PW16:
Class B, 5.9045% 6/11/40 (b)(h)	1,405,000	561,453
Class C, 5.9045% 6/11/40 (b)(h)	1,170,000	385,756
Class D, 5.9045% 6/11/40 (b)(h)	1,170,000	327,326
C-BASS Trust floater Series 2006-SC1 Class A, 0.5046% 5/25/36 (b)(h)	274,930	190,411
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.555% 8/15/21 (b)(h)	156,000	151,320
Class H, 0.595% 8/15/21 (b)(h)	125,000	115,000
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	4,144,903
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	3,228,562	3,223,699
Series 2007-FL3A Class A2, 0.369% 4/15/22 (b)(h)	2,595,000	2,500,168
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,051,171
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,287,379
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.539% 4/15/17 (b)(h)	335,000	303,263
Class E, 0.599% 4/15/17 (b)(h)	107,000	94,723
Class F, 0.639% 4/15/17 (b)(h)	60,000	51,316
Class G, 0.779% 4/15/17 (b)(h)	60,000	49,516
Class H, 0.849% 4/15/17 (b)(h)	60,000	46,516
Class J, 1.079% 4/15/17 (b)(h)	46,000	19,780
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.679% 11/15/17 (b)(h)	$ 65,513	$ 58,962
Class G, 0.729% 11/15/17 (b)(h)	45,227	39,800
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (b)	2,775,000	2,757,352
Class AJFX, 5.478% 2/5/19 (b)	2,110,000	2,124,210
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	3,845,212	3,858,190
Series 2007-C3 Class A4, 5.9029% 6/15/39 (h)	3,750,000	3,905,190
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,569,333	3,650,554
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	2,750,000	2,929,891
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	429,185	431,048
Class A4, 4.75% 1/15/37	3,035,000	3,168,755
Series 2001-CKN5 Class AX, 1.9447% 9/15/34 (b)(h)(i)	4,604,858	1,828
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	245,733
Series 2006-C1 Class A3, 5.5979% 2/15/39 (h)	2,735,265	2,856,494
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.379% 2/15/22 (b)(h)	3,470,000	3,018,900
Class C:
0.399% 2/15/22 (b)(h)	657,000	558,450
0.499% 2/15/22 (b)(h)	234,000	187,200
Class F, 0.549% 2/15/22 (b)(h)	469,000	365,820
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,678,445
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4118% 11/5/21 (b)(h)	3,490,000	3,333,519
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,192,051
Series 2006-GG7 Class A3, 6.0735% 7/10/38 (h)	3,460,000	3,623,042

	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5918% 6/6/20 (b)(h)	$ 1,821,615	$ 1,688,450
Class F, 0.6618% 6/6/20 (b)(h)	294,000	269,656
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (b)(h)	1,335,000	1,292,004
Class D, 2.3636% 3/6/20 (b)(h)	400,000	387,121
Class E, 2.6688% 3/6/20 (b)(h)	670,000	648,453
Class F, 2.8433% 3/6/20 (b)(h)	335,000	324,844
Class G, 3.0177% 3/6/20 (b)(h)	165,000	160,478
Class H, 3.5846% 3/6/20 (b)(h)	275,000	268,748
Class J, 4.4568% 3/6/20 (b)(h)	395,000	388,255
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,624,853	2,624,607
Series 2006-GG6 Class A2, 5.506% 4/10/38	1,669,815	1,690,460
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	4,857,927	4,939,530
Class A4, 5.9984% 8/10/45 (h)	2,280,000	2,368,726
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.6777% 12/12/44 (h)	4,134,938	4,206,580
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	3,935,803
Series 2005-LDP3 Class A3, 4.959% 8/15/42	3,921,719	4,006,220
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	1,725,000	248,489
Class CS, 5.466% 1/15/49 (h)	745,000	104,250
Class ES, 5.7274% 1/15/49 (b)(h)	4,663,000	295,092
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.509% 11/15/18 (b)(h)	87,751	73,710
Class F, 0.559% 11/15/18 (b)(h)	131,626	109,249
Class G, 0.589% 11/15/18 (b)(h)	114,674	91,739
Class H, 0.729% 11/15/18 (b)(h)	87,770	66,705
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	$ 4,368,990	$ 4,455,321
Series 2007-CB19:
Class B, 5.9314% 2/12/49 (h)	755,000	301,710
Class C, 5.9314% 2/12/49 (h)	1,971,000	689,214
Class D, 5.9314% 2/12/49 (h)	2,075,000	617,751
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1403% 7/15/44 (h)	3,733,000	4,044,851
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	429,430	432,356
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	481,946	482,229
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000,000	5,118,345
Class A4, 5.424% 2/15/40	8,620,000	9,097,617
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,196,434
Series 2001-C3 Class B, 6.512% 6/15/36	315,746	315,968
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.569% 9/15/21 (b)(h)	402,971	348,570
Class G, 0.589% 9/15/21 (b)(h)	795,609	660,356
Class H, 0.629% 9/15/21 (b)(h)	204,773	161,771
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	89,391	89,451
Series 2005-MCP1 Class A2, 4.556% 6/12/43	481,334	482,406
Series 2007-C1 Class A4, 6.0216% 6/12/50 (h)	3,796,000	4,024,515
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,396,983
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	3,875,000	3,975,401
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,672,926
Series 2007-7 Class B, 5.935% 6/12/50 (h)	770,000	195,979

	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.43% 7/15/19 (b)(h)	$ 113,478	$ 66,952
Series 2007-XCLA Class A1, 0.43% 7/17/17 (b)(h)	161,021	146,529
Series 2007-XLFA:
Class D, 0.42% 10/15/20 (b)(h)	235,000	216,376
Class E, 0.48% 10/15/20 (b)(h)	294,000	267,761
Class F, 0.53% 10/15/20 (b)(h)	176,000	146,212
Class G, 0.57% 10/15/20 (b)(h)	218,000	178,924
Class H, 0.66% 10/15/20 (b)(h)	137,000	98,743
Class J, 0.81% 10/15/20 (b)(h)	80,347	45,858
Class NHRO, 1.12% 10/15/20 (b)(h)	87,956	70,365
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	4,785,000	4,956,088
Series 2007-IQ13 Class A1, 5.05% 3/15/44	521,414	521,759
Series 2005-IQ9 Class X2, 1.2131% 7/15/56 (b)(h)(i)	14,513,936	57,170
Series 2007-HQ12 Class A2, 5.7671% 4/12/49 (h)	4,460,559	4,503,612
Series 2007-IQ14 Class B, 5.9082% 4/15/49 (h)	2,175,000	717,750
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	3,235,944	3,606,460
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5094% 9/15/21 (b)(h)	491,000	366,777
Class F, 0.5694% 9/15/21 (b)(h)	661,000	462,700
Class G, 0.5894% 9/15/21 (b)(h)	626,000	419,420
Class J, 0.8294% 9/15/21 (b)(h)	139,000	83,400
Series 2007-WHL8:
Class AP2, 1.029% 6/15/20 (b)(h)	53,945	47,472
Class F, 0.709% 6/15/20 (b)(h)	1,046,000	679,900
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	440,534	441,449
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	6,021,574
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Class A4, 5.305% 12/15/43	$ 3,240,000	$ 3,328,313
Class A5, 5.342% 12/15/43	3,796,000	3,869,707
Series 2007-C32 Class A2, 5.9262% 6/15/49 (h)	1,110,983	1,121,572
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	3,010,000	3,264,577
Series 2007-C30 Class E, 5.553% 12/15/43 (h)	6,257,000	1,140,013
Series 2007-C31 Class C, 5.8781% 4/15/47 (h)	2,455,000	1,026,028
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $246,445,557)		231,645,334
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,200,000	1,248,996
California Gen. Oblig. 7.5% 4/1/34	2,095,000	2,522,212
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	2,850,000	2,964,171
Series 2011:
5.665% 3/1/18	1,885,000	2,029,052
5.877% 3/1/19	1,755,000	1,873,164
TOTAL MUNICIPAL SECURITIES (Cost $9,770,780)		10,637,595
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic 3.25% 9/14/21	4,140,000	4,057,200
United Mexican States:
5.875% 1/15/14	1,665,000	1,798,200
6.05% 1/11/40	2,660,000	3,027,080
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,443,723)		8,882,480
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	367,853
Cash Equivalents - 8.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations) # (Cost $334,464,000)	$ 334,466,972	$ 334,464,000
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $4,248,822,034)	4,401,445,911
NET OTHER ASSETS (LIABILITIES) - (15.4)%		(587,450,503)
NET ASSETS - 100%		$ 3,813,995,408
TBA Sale Commitments
	Principal Amount
Fannie Mae Mortgage pass-thru certificates
4% 10/1/41	$ (2,000,000)	(2,096,868)
4% 10/1/41	(4,000,000)	(4,193,737)
4% 10/1/41	(23,000,000)	(24,113,987)
4% 10/1/41	(1,000,000)	(1,048,434)
4% 10/1/41	(8,800,000)	(9,226,221)
4% 10/1/41	(23,000,000)	(24,113,987)
4% 10/1/41	(6,000,000)	(6,290,605)
4% 10/1/41	(6,000,000)	(6,290,605)
4.5% 10/1/41	(12,500,000)	(13,262,894)
4.5% 10/1/41	(2,000,000)	(2,122,063)
4.5% 10/1/41	(13,500,000)	(14,323,925)
5% 10/1/41	(51,000,000)	(54,856,370)
5% 10/1/41	(13,000,000)	(13,982,996)
5% 10/1/41	(14,000,000)	(15,058,611)
5.5% 10/1/41	(10,000,000)	(10,853,805)
5.5% 10/1/41	(5,000,000)	(5,426,903)
5.5% 10/1/41	(5,000,000)	(5,426,903)
5.5% 10/1/41	(5,000,000)	(5,426,903)
6% 10/1/41	(33,000,000)	(36,199,380)
6% 10/1/41	(25,000,000)	(27,423,772)
TOTAL FANNIE MAE MORTGAGE PASS-THRU CERTIFICATES		(281,738,968)
Freddie Mac
5.5% 10/1/41	(13,500,000)	(14,602,012)
Ginnie Mae
4% 10/1/41	(5,500,000)	(5,883,263)
4% 10/1/41	(5,500,000)	(5,883,263)
TOTAL GINNIE MAE		(11,766,526)
TOTAL TBA SALE COMMITMENTS (Proceeds $(308,146,867))		$ (308,107,506)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000) (g)

	Sept. 2037	$ 1,772,330	$ (1,671,485)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000) (g)	Sept. 2037	1,536,019	(1,448,620)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750) (g)	Sept. 2037	886,165	(835,742)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375) (g)	Sept. 2037	1,831,408	(1,727,201)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $572,000) (g)

	Sept. 2037	$ 2,599,417	$ (2,451,511)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000) (g)	Sept. 2037	945,243	(891,458)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500) (g)	Sept. 2037	2,717,573	(2,562,943)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)	August 2034	85,673	(47,601)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (f)	Feb. 2034	4,841	(4,565)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (f)

	Dec. 2034	$ 245,904	$ (239,730)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (f)	Oct. 2034	112,116	(111,397)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (f)	Dec. 2034	427,179	(416,454)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	84,232	(63,618)
TOTAL CREDIT DEFAULT SWAPS		$ 13,248,100	$ (12,472,325)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	753,599
		$ 94,214,100	$ (11,718,726)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,431,582 or 4.5% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,860,217.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$334,464,000 due 10/03/11 at 0.11%
BNP Paribas Securities Corp.	$ 4,239,523
Barclays Capital, Inc.	36,380,663
Merrill Lynch, Pierce, Fenner & Smith, Inc.	27,985,125
Mizuho Securities USA, Inc.	265,858,689
$ 334,464,000
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 892,891,220	$ -	$ 892,891,220	$ -
U.S. Government and Government Agency Obligations	1,176,909,835	-	1,176,909,835	-
U.S. Government Agency - Mortgage Securities	1,597,194,958	-	1,597,194,958	-
Asset-Backed Securities	89,492,051	-	84,510,696	4,981,355
Collateralized Mortgage Obligations	58,960,585	-	58,355,780	604,805
Commercial Mortgage Securities	231,645,334	-	217,676,947	13,968,387
Municipal Securities	10,637,595	-	10,637,595	-
Foreign Government and Government Agency Obligations	8,882,480	-	8,882,480	-
Supranational Obligations	367,853	-	367,853	-
Cash Equivalents	334,464,000	-	334,464,000	-
Total Investments in Securities:	$ 4,401,445,911	$ -	$ 4,381,891,364	$ 19,554,547
Derivative Instruments:
Assets
Swap Agreements	$ 753,599	$ -	$ 753,599	$ -
Liabilities
Swap Agreements	$ (12,472,325)	$ -	$ (11,588,960)	$ (883,365)
Total Derivative Instruments:	$ (11,718,726)	$ -	$ (10,835,361)	$ (883,365)
Other Financial Instruments:
TBA Sale Commitments	$ (308,107,506)	$ -	$ (308,107,506)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 14,900,634
Total Realized Gain (Loss)	180,935
Total Unrealized Gain (Loss)	620,794
Cost of Purchases	-
Proceeds of Sales	(2,284,233)
Amortization/Accretion	(989,475)
Transfers in to Level 3	9,923,432
Transfers out of Level 3	(2,797,540)
Ending Balance	$ 19,554,547
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 517,910
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,102,753)
Total Unrealized Gain (Loss)	219,388
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (883,365)
Realized gain (loss) on Swap Agreements for the period	$ (210,565)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at September 30, 2011	$ 22,565

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $4,243,909,017. Net unrealized appreciation aggregated $157,536,894, of which $207,610,016 related to appreciated investment securities and $50,073,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $13,248,100 representing 0.35% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011